Supplement Dated September 25, 2017
To The Prospectus Dated April 24, 2017 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢
New Funds. Effective September 25, 2017, new Investment Divisions which invest respectively in the following Funds are available. The prospectus is revised by adding the following Funds, all class A shares, to the Fund list located on the back of the front page of the prospectus and to the list of new Investment Divisions appearing in Appendix D immediately preceding the tables of Accumulation Unit Values:

JNL Series Trust
JNL/ClearBridge Large Cap Growth Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco Diversified Dividend Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/PIMCO Income Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth Allocation Fund

JNL/Vanguard International Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund
JNL/Vanguard Small Company Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund

Jackson Variable Series Trust
JNL/FAMCO Flex Core Covered Call Fund
JNL/The Boston Company Equity Income Fund

➢	Fund Merger. Effective September 25, 2017, the JNL Institutional Alt 35 Fund merged into the JNL Institutional Alt 25 Fund. The prospectus is revised as follows:

a)
The following disclosure is inserted following the list of Funds located on the back of the front page of the prospectus and under Appendix D, “ACCUMULATION UNIT VALUES”, immediately preceding the tables of Accumulation Unit Values:

In addition, the JNL Institutional Alt 35 Fund merged into the JNL Institutional Alt 25 Fund, effective September 25, 2017.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs that include an allocation to the Investment Division investing in JNL Institutional Alt 35 Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the JNL Institutional Alt 25 Fund.

If you have Contract Value that was transferred to the Investment Division investing in the JNL Institutional Alt 25 Fund as a result of the merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following September 25, 2017, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

For additional information, please see the Prospectus dated September 25, 2017 for the JNL® Series Trust.

b)
All other references to the JNL Institutional Alt 35 Fund, along with any corresponding investment objective information, are deleted from the list of Funds located on the back of the front page of the prospectus, and the section titled “INVESTMENT DIVISIONS”.

➢
Fund Name Changes. Effective September 25, 2017, the following Fund names changed. All references in the prospectus to the Prior Fund Names are revised to the corresponding Current Fund Name as follows:

Prior Fund Name	Current Fund Name
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund
JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Fund	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNAM Guidance - Conservative Fund	JNL Conservative Allocation Fund
JNAM Guidance - Moderate Fund	JNL Moderate Allocation Fund

➢	Sub-Adviser Changes. The following sub-adviser changes are effective September 25, 2017:

a)
BlackRock International Ltd. replaced BlackRock Investment Management, LLC as the sub-adviser for JNL/BlackRock Natural Resources Fund. In connection with the change of sub-adviser, the name of the JNL/BlackRock Natural Resources Fund changed to the JNL/BlackRock Global Natural Resources Fund.

b)
DoubleLine Capital LP replaced Pacific Investment Management Company LLC as sub-adviser to JNL/PIMCO Total Return Bond Fund. In connection with the change of sub-adviser, the name of the JNL/PIMCO Total Return Bond Fund changed to the JNL DoubleLine® Core Fixed Income Fund.

c)
Congress Asset Management, LLP replaced Century Capital Management, LLC as sub-adviser for JNL Multi-Manager Small Cap Value Fund. Additionally, PPM America, Inc. was added as a sub-adviser for the JNL Multi-Manager Small Cap Value Fund.

➢	Revised Total Annual Fund Operating Expenses.

Effective September 25, 2017, the section titled "Total Annual Fund Operating Expenses" appearing under "FEES AND EXPENSES TABLES" is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.54%

Maximum: 2.18%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10% F	0.00%	0.56%	0.20% D	0.76% D,I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.82% A	0.30% A	0.17% A,G	0.00%	1.29% A	(0.40%) B	0.89% A,B,I
JNL/American Funds® Blue Chip Income and Growth	0.96% A	0.30% A	0.17% A,G	0.00%	1.43% A	(0.43%) B	1.00% A,B,I
JNL/American Funds Global Bond	1.13% A	0.30% A	0.19% A,G	0.00%	1.62% A	(0.53%) B	1.09% A,B,I
JNL/American Funds Global Small Capitalization	1.35% A	0.30% A	0.19% A,G	0.00%	1.84% A	(0.55%) B	1.29% A,B,I
JNL/American Funds Growth-Income	0.83% A	0.30% A	0.18% A,G	0.00%	1.31% A	(0.35%) B	0.96% A,B,I
JNL/American Funds International	1.25% A	0.30% A	0.19% A,G	0.00%	1.74% A	(0.55%) B	1.19% A,B,I
JNL/American Funds New World	1.67% A	0.30% A	0.21% A,G	0.00%	2.18% A	(0.75%) B	1.43% A,B,I
JNL/DFA Growth Allocation	0.20%	0.30%	0.15% G	0.29%	0.94%	(0.05%) C	0.89% C,I
JNL/DFA Moderate Growth Allocation	0.20%	0.30%	0.15% G	0.26%	0.91%	(0.05%) C	0.86% C,I
JNL/Vanguard Capital Growth	0.86% K	0.30% K	0.18% G,K	0.00%	1.34% K	(0.40%) B	0.94% B,K
JNL/Vanguard Equity Income	0.81% K	0.30% K	0.17% G,K	0.00%	1.28% K	(0.40%) B	0.88% B,K
JNL/Vanguard Global Bond Market Index	0.20%	0.30%	0.15% G	0.10%	0.75%	(0.10%) C	0.65% C
JNL/Vanguard International	1.03% K	0.30% K	0.19% G,K	0.00%	1.52% K	(0.55%) B	0.97% B,K
JNL/Vanguard International Stock Market Index	0.20%	0.30%	0.15% G	0.11%	0.76%	(0.07%) C	0.69% C
JNL/Vanguard Growth Allocation	0.20%	0.30%	0.15% G	0.08%	0.73%	(0.04%) C	0.69% C
JNL/Vanguard Moderate Allocation	0.20%	0.30%	0.15% G	0.09%	0.74%	(0.05%) C	0.69% C
JNL/Vanguard Moderate Growth Allocation	0.20%	0.30%	0.15% G	0.09%	0.74%	(0.05%) C	0.69% C
JNL/Vanguard Small Company Growth	0.96% K	0.30% K	0.18% G,K	0.01% K	1.45% K	(0.50%) B	0.95% B,K
JNL/Vanguard U.S. Stock Market Index	0.20%	0.30%	0.10% F	0.05%	0.65%	(0.06%) C	0.59% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 25	0.11%	0.30%	0.05% E	0.74%	1.20% I
JNL Institutional Alt 50	0.11%	0.30%	0.05% E	0.97%	1.43% I
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.16% G	0.42%	1.07% I
JNL/American Funds Growth Allocation	0.20%	0.30%	0.15% G	0.44%	1.09% I
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15% G	0.01%	1.00% I
JNL/BlackRock Global Allocation	0.61%	0.30%	0.16% G	0.01%	1.08% I
JNL/BlackRock Large Cap Select Growth	0.48%	0.30%	0.11% F	0.00%	0.89% I
JNL/Brookfield Global Infrastructure and MLP	0.70%	0.30%	0.15% G	0.00%	1.15% I
JNL/Causeway International Value Select	0.54%	0.30%	0.16% G	0.01%	1.01% I
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.15% G	0.00%	0.95%
JNL/Crescent High Income	0.55%	0.30%	0.15% G	0.03%	1.03% I
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10% F	0.00%	0.80% I
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.10% F	0.00%	0.77% I
JNL/DoubleLine® Shiller Enhanced CAPE®	0.64%	0.30%	0.15% G	0.02%	1.11% I
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15% G	0.01%	1.10% I
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.11% F	0.00%	0.98% I
JNL/FPA + DoubleLine® Flexible Allocation	0.70%	0.30%	0.20% G	0.01%	1.21% I
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05% E	0.70%	1.05% I
JNL/Franklin Templeton Global Multisector Bond	0.58%	0.30%	0.15% G	0.02%	1.05% I
JNL/Franklin Templeton Income	0.52%	0.30%	0.11% F	0.02%	0.95% I
JNL/Franklin Templeton International Small Cap Growth	0.82%	0.30%	0.16% G	0.01%	1.29% I
JNL/Goldman Sachs Core Plus Bond	0.45%	0.30%	0.11% F	0.02%	0.88% I
JNL/Invesco China-India	0.75%	0.30%	0.17% G	0.00%	1.22% I
JNL/Invesco Diversified Dividend	0.53%	0.30%	0.15% G	0.00%	0.98%
JNL/Invesco Global Real Estate	0.60%	0.30%	0.15% G	0.00%	1.05% I
JNL/Invesco International Growth	0.52%	0.30%	0.15% G	0.01%	0.98% I
JNL/Harris Oakmark Global Equity	0.72%	0.30%	0.16% G	0.01%	1.19% I
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10% F	0.01%	0.69% I
JNL/Mellon Capital Emerging Markets Index	0.27%	0.30%	0.18% G	0.00%	0.75% I
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.21% G	0.00%	0.76% I
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.12% F	0.00%	0.54% I
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17% G	0.00%	0.67%
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17% G	0.00%	0.67%
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.13% F	0.00%	0.57% I
JNL/Mellon Capital Small Cap Index	0.15%	0.30%	0.12% F	0.00%	0.57% I
JNL/Mellon Capital International Index	0.15%	0.30%	0.18% G	0.00%	0.63% I
JNL/Mellon Capital Bond Index	0.17%	0.30%	0.10% F	0.01%	0.58% I
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15% G	0.01%	0.96% I
JNL/PIMCO Income	0.50%	0.30%	0.15%G	0.00%	0.95%
JNL/PIMCO Real Return	0.38%	0.30%	0.36% F	0.00%	1.04% I
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17% G	0.01%	0.94% I
JNL/PPM America High Yield Bond	0.33%	0.30%	0.11% F	0.03%	0.77% I
JNL/PPM America Mid Cap Value	0.58%	0.30%	0.10% F	0.00%	0.98% I
JNL/PPM America Small Cap Value	0.58%	0.30%	0.11% F	0.00%	0.99% I
JNL/PPM America Total Return	0.40%	0.30%	0.10% F	0.01%	0.81% I
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09% I	0.00%	0.83% I
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10% F	0.00%	1.00% I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/T. Rowe Price Short-Term Bond	0.30%	0.30%	0.11% F	0.00%	0.71% I
JNL/WMC Balanced	0.32%	0.30%	0.10% F	0.01%	0.73% I
JNL/WMC Value	0.37%	0.30%	0.11% F	0.00%	0.78% I
JNL/S&P Managed Conservative	0.10%	0.30%	0.05% E	0.61%	1.06% I
JNL/S&P Managed Moderate	0.09%	0.30%	0.05% E	0.63%	1.07% I
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.06% E	0.65%	1.09% I
JNL/S&P Managed Growth	0.08%	0.30%	0.05% E	0.67%	1.10% I
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.06% E	0.68%	1.13% I
JNL Moderate Growth Allocation	0.09%	0.30%	0.05% E	0.54%	0.98% I
JNL Growth Allocation	0.09%	0.30%	0.06% E	0.54%	0.99% I
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05% E	0.52%	0.97% I
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.09% J	0.00%	0.64% I
JNL/S&P Mid 3	0.35%	0.30%	0.10% F	0.00%	0.75% I
JNL/S&P 4	0.00%	0.30%	0.05% E	0.36%	0.71% I
JNL/T. Rowe Price Value	0.49%	0.30%	0.10% F	0.00%	0.89% I
JNL Variable Fund LLC
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17% G	0.00%	0.66% I
JNL/Mellon Capital Nasdaq® 100 Index	0.18%	0.30%	0.20% G	0.00%	0.68% I
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.17% G	0.00%	0.64% I
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.07% E	0.61%	1.13% I
JNL Moderate Allocation	0.15%	0.30%	0.07% E	0.63%	1.15% I
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.17% G	0.00%	0.97% I
JNL/T. Rowe Price Capital Appreciation	0.60%	0.30%	0.17% G	0.00%	1.07% I
JNL/The Boston Company Equity Income	0.45%	0.30%	0.17% G	0.00%	0.92% I

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.78%.

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses 0.29%

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of

Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to JNAM.

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to JNAM.

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to JNAM.

H	“Other Expenses” include an Administrative Fee of 0.20% which is payable to JNAM.

I	Expense Information has been restated to reflect current fees.

J	“Other Expenses” include an Administrative Fee of 0.09% which is payable to JNAM.

K	Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.30%.

JNL/Vanguard International Fund: Management Fee: 0.35%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.37%.

➢
Investment Objective Changes. Effective September 25, 2017, under the section titled “INVESTMENT DIVISIONS” in the prospectus, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether or not in connection with a name change, sub-adviser change, or the addition of new Funds:

JNL Series Trust

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund (formerly, JNL Disciplined Growth Fund)
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund (formerly, JNL Disciplined Moderate Growth Fund)
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund (formerly, JNL Institutional Alt 20 Fund)
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the

Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund (formerly, JNL Disciplined Moderate Fund)
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Moderate Growth Allocation Fund (formerly, JNL/American Funds® Balanced Allocation Fund)
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/BlackRock Global Natural Resources Fund (formerly, JNL/BlackRock Natural Resources Fund)
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its net assets in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/DoubleLine® Core Fixed Income Fund (formerly, JNL/PIMCO Total Return Bond Fund)
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 1500® Value Index. The Fund is constructed to mirror the S&P 1500® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth Allocation Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, and Vanguard Developed Markets Index Fund.

JNL/Vanguard Moderate Allocation Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth Allocation Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds and the Vanguard U.S. Stock Index Small-Capitalization Funds.

JNL Variable Fund LLC

JNL/Mellon Capital MSCI World Index Fund (formerly, JNL/Mellon Capital Global 30 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

Jackson Variable Series Trust

JNL Conservative Allocation Fund (formerly, JNAM Guidance – Conservative Fund)
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Allocation Fund (formerly, JNAM Guidance – Moderate Fund)
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets. Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and The Boston Company Asset Management LLC)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

CHANGES TO TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES.

➢	Effective September 25, 2017, Appendix A to the prospectus is revised as follows:

a)	The "S&P Composite 1500 Growth Index" and the "S&P Composite 1500 Value Index" are added to the list of Indices in the second paragraph of Appendix A.

b)	The JNL/Mellon Capital S&P 1500 Growth Index Fund, and the JNL/Mellon Capital S&P 1500 Value Index Fund are added to the list of Products in the fourth paragraph of Appendix A.

c)	The JNL/Mellon Capital MSCI World Index Fund is added to the list of Funds appearing in the last paragraph on page A-4 of Appendix A.

CHANGE TO TRANSFER CHARGE.

➢
Effective September 25, 2017, the number of transfers among the Investment Divisions and Fixed Account that can be made in a Contract Year without incurring a transfer charge is changed from 15 to 25. The prospectus is revised by replacing all references to the 15 transfers limit to reflect the new 25 transfers limit.

___________________________________
(To be used with JMV5765 04/17)

JMV19329 09/17